Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of equity [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2020	94,813,122
Balance at Dec. 31, 2020	$ 496,604	$ 16,906	$ 10,628	$ (207,470)	$ 316,668
Statement Line Items [Line Items]
Stock options exercised (in shares)	75,066
Stock options exercised	$ 1,315	(330)	0	0	985
Stock options exercised cashless (in shares)	25,089
Stock options exercised cashless	$ 177	(177)	0	0	0
Restricted and performance share units converted (in shares)	40,131
Restricted and performance share units converted	$ 826	(826)	0	0	0
Deferred share units converted (in shares)	159,810
Deferred share units converted	$ 1,663	(1,663)	0	0	0
Share-based payment	$ 0	4,305	0	0	4,305
Issued for cash (in shares)	2,691,000
Issued for cash	$ 43,242	0	0	0	43,242
Issued for property option payment (in shares)	5,223
Issued for property option payment	$ 100	0	0	0	100
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax	0	0	(5,026)	5,026	0
Gains (losses) on remeasuring available-for-sale financial assets, before tax	0	0	(4,401)	0	(4,401)
Net of deferred tax benefit	0	0	597	0	597
Net income for the year	$ 0	0	0	6,025	6,025
Balance (in shares) at Dec. 31, 2021	97,809,441
Balance at Dec. 31, 2021	$ 543,927	18,215	1,798	(196,419)	367,521
Statement Line Items [Line Items]
Stock options exercised (in shares)	100,678
Stock options exercised	$ 1,399	(362)	0	0	1,037
Stock options exercised cashless (in shares)	24,247
Stock options exercised cashless	$ 432	(432)	0	0	0
Restricted and performance share units converted (in shares)	98,012
Restricted and performance share units converted	$ 1,147	(1,147)	0	0	0
Deferred share units converted (in shares)	86,295
Deferred share units converted	$ 871	(871)	0	0	0
Share-based payment	0	3,302	0	0	3,302
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax	0	0	(964)	964	0
Gains (losses) on remeasuring available-for-sale financial assets, before tax	0	0	(57)	0	(57)
Net of deferred tax benefit	0	0	7	0	7
Net income for the year	$ 0	0	0	17,644	17,644
Shares issued on acquisition of Gatling Exploration (in shares)	774,643
Shares issued on acquisition of Gatling Exploration	$ 11,212	0	0	0	11,212
Shares issued in settlement of Gatling Exploration liability (in shares)	63,492
Shares issued in settlement of Gatling Exploration liability	$ 945	85	0	0	1,030
Balance (in shares) at Dec. 31, 2022	98,956,808
Balance at Dec. 31, 2022	$ 559,933	$ 18,790	$ 784	$ (177,811)	$ 401,696